Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 12,407	$ 2,267
Short-term investments	1,548	214
Accounts receivable	2,741	1,663
Prepaids and other receivables	5,850	1,727
Total current assets	22,546	5,871
Non-current assets
Royalties, streaming and other mineral interests	786,736	717,780
Long-term investments	2,486	1,390
Investment in associate		1,495
Gold-linked loan	10,826	10,739
Other long-term assets	162	240
Total non-current assets	800,210	731,644
Total assets	822,756	737,515
Current Liabilities
Accounts payable and accrued liabilities	4,618	3,859
Total current liabilities	4,618	3,859
Non-current liabilities
Non-current portion of lease obligation	101	181
Bank loan		24,920
Convertible debentures		24,898
Embedded derivative		1,309
Deferred income tax liability	118,842	124,045
Total non-current liabilities	118,943	175,353
Total liabilities	123,561	179,212
Equity
Issued capital	752,241	595,811
Reserves	23,998	35,684
Accumulated deficit	(77,357)	(73,227)
Accumulated other comprehensive income	313	35
Total equity	699,195	558,303
Total equity and liabilities	$ 822,756	$ 737,515